Offerings - Offering: 1	Dec. 04, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,195,647,582.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165,118.93
Offering Note	(1)Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of October 24, 2025, by and among PIR Ventures LP, PIR Industrial REIT LLC, PIR Industrial OP LLC, Plymouth Industrial REIT, Inc., and Plymouth Industrial OP, LP. (i) Title of each class of securities to which transaction applies: (a) Common stock, $0.01 par value per share ("Common Stock"), of Plymouth Industrial REIT, Inc.; (b) Operating Partnership Units of Plymouth Industrial OP, LP; and (c) Series C Preferred Units of Plymouth Industrial OP, LP. (ii) Aggregate number of securities to which transaction applies: As of the close of business on December 3, 2025, the maximum number of shares of Common Stock and Operating Partnership Units to which this transaction applies is estimated to be 45,931,581 which consists of (a) 44,551,164 issued and outstanding shares of Common Stock the holders of which are entitled to receive the REIT Merger Consideration; (b) 890,118 shares of Common Stock reserved for issuance pursuant to the terms of outstanding awards granted pursuant to the Company Equity Incentive Plan, the holders of which are entitled to receive the Stock Award Payments; and (c) 490,299 outstanding Operating Partnership Units held by third-party limited partners that are entitled to receive the Partnership Merger Consideration. The number of Series C Preferred Units to which this transaction applies consists of 140,000 issued and outstanding Series C Preferred Units that will be automatically redeemed in exchange for a liquidation preference of $1,322.52 per unit immediately prior to the Partnership Merger Effective Time. (iii) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated based on (a) the product of (x) 45,441,282 shares of Common Stock entitled to receive the REIT Merger Consideration or Stock Award Payments (including shares of Common Stock reserved for issuance pursuant to the terms of outstanding awards granted pursuant to the Company Equity Incentive Plan), (y) 490,299 outstanding Operating Partnership Units held by third-party limited partners that are entitled to receive the Partnership Merger Consideration and (z) the per share or unit price, as applicable, of the REIT Merger Consideration, the Partnership Merger Consideration and the Stock Award Payments of $22.00 and (b) the product of (x) 140,000 issued and outstanding Series C Preferred Units and (y) a liquidation preference of $1,322.52 per unit. (iv) In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined by multiplying the amount calculated in note (iii) above by 0.00013810.